Changes in Non-Cash Working Capital (Details) - USD ($)	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Changes In Non-cash Working Capital
Accounts receivable	$ (412,060)	$ (37,698)	$ 119,473
Inventory & biological assets	(1,359,567)	142,454	360,780
Prepaid expenses and other assets	(196,261)	14,158	211,982
Accounts payable and accrued liabilities	(294,846)	(133,516)	(894,654)
Interest payable	4,383	(46,462)	(135,265)
Unearned revenue		(35,000)	35,000
Deferred rent	(10,494)
Income taxes payable	137,131
Total	$ (2,131,714)	$ (96,064)	$ (302,684)